Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001788717
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	F45 Training Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40590
Entity Tax Identification Number	38-3978689
Entity Address, Address Line One	3601 S. Congress Ave.
Entity Address, Address Line Two	Building E
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	(737)
Local Phone Number	787-1955
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00005 per share
Trading Symbol	FXLV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false